Supplement dated January 2, 2024 to the following prospectuses and summary prospectuses, each as previously amended or supplemented:

American Beacon SiM High Yield Opportunities Fund

American Beacon The London Company Income Equity Fund

American Beacon FEAC Floating Rate Income Fund

Prospectuses and Summary Prospectuses dated January 1, 2024

American Beacon Balanced Fund

American Beacon Garcia Hamilton Quality Bond Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Small Cap Value Fund

American Beacon EAM International Small Cap Fund

Prospectuses and Summary Prospectuses dated March 1, 2023

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

American Beacon Bridgeway Large Cap Growth Fund

American Beacon Bridgeway Large Cap Value Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Prospectuses and Summary Prospectuses dated May 1, 2023

American Beacon Developing World Income Fund

American Beacon NIS Core Plus Bond Fund

Prospectuses and Summary Prospectuses dated June 1, 2023

American Beacon AHL Multi-Alternatives Fund

Prospectus and Summary Prospectus dated August 17, 2023

American Beacon ARK Transformational Innovation Fund

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

American Beacon TwentyFour Strategic Income Fund

American Beacon TwentyFour Sustainable Short Term Bond Fund

Prospectuses and Summary Prospectuses dated November 1, 2023

(each of the above, a “Fund,” and collectively, the “Funds”)

American Beacon Advisors, Inc. (the “Manager”) serves as the investment manager to the American Beacon Funds (the “Trust”). This supplement is intended to update certain information relating to the Manager’s parent company, Resolute Investment Managers, Inc. (“RIM”), and RIM’s indirect owner, Resolute Investment Holdings, LLC (“RIH”), that was previously disclosed in a supplement to the Prospectuses, Summary Prospectuses and Statements of Additional Information of the applicable Funds dated July 17, 2023.

On December 29, 2023, RIM and certain of its affiliates (collectively, “Resolute”) and their equity owners completed a transaction (“Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) RIH, Resolute Topco, Inc. (“Topco”), a wholly-owned subsidiary of RIH, RIM, and certain of their affiliates, and (ii) the prior owners of approximately 93% of RIH, entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled.

Upon the Closing, the Manager became wholly owned indirectly by the New Ownership Group. The Transaction is not expected to result in any change in the day-to-day management of the Manager. However, the Closing resulted in the change of control of the Manager, which, for all Funds other than the American Beacon ARK Transformational Innovation Fund, American Beacon Large Cap Value Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, and American Beacon Small Cap Value Fund (“Outstanding Funds”), resulted in an assignment and the termination of the Trust’s Management Agreement with the Manager and the Investment Advisory Agreements among the Manager, the Trust, and each sub-advisor to a Fund (collectively, the “Agreements”). Effective upon the Closing, for all Funds other than the Outstanding Funds, a new Management Agreement between the Manager and the Trust, on behalf of the Funds (the “New Management Agreement”), and new Investment Advisory Agreements among the Manager, the Trust, and each sub-advisor to a Fund (the “New Investment Advisory Agreements”), went into effect, as previously approved by shareholders to the extent required under the Investment Company Act of 1940, as amended (“1940 Act”). For the Outstanding Funds, an interim Management Agreement and interim Investment Advisory Agreements went into effect upon the Closing, as further described below.

The New Management Agreement and respective New Investment Advisory Agreements, as applicable, have been approved for all Funds, except the Outstanding Funds, which have not yet reached a quorum at their shareholder meetings.

To provide for continuity of management and allow additional time for the Outstanding Funds to achieve a quorum, on December 13, 2023, the Board of Trustees (“Board”) of the Trust approved the termination of the Agreements for the Outstanding Funds and approved an interim Management Agreement and interim Investment Advisory Agreements (collectively, the “Interim Agreements”) for each of the Outstanding Funds pursuant to Rule 15a-4 under the 1940 Act. Each Interim Agreement became effective upon the Closing of the Transaction, and will continue in effect until the earlier of (1) May 27, 2024, or (2) approval of the New Management Agreement and New Investment Advisory Agreement by the Outstanding Funds’ shareholders, as applicable. The terms of each Interim Agreement are substantially identical to the corresponding prior Management Agreement and prior Investment Advisory Agreement, and otherwise meet the requirements of Rule 15a-4. Under the Interim Agreements, there have not been and will not be any changes to the Funds’ investment objectives, policies, principal investment strategies, fee rate schedules or portfolio management by the Manager or any sub-advisor.

Once the Outstanding Funds have achieved quorum at a shareholder meeting, shareholders of the Funds will be asked to approve the New Management Agreement and New Investment Advisory Agreements, as applicable.

In connection with the Closing, the following changes are made to the Prospectuses effective immediately.

I. All Funds:

A. The information below replaces the first paragraph contained in the section of each Fund’s prospectus entitled “Fund Management - The Manager”:

AMERICAN BEACON ADVISORS, INC. (the “Manager”) serves as the Manager and administrator of the Funds. The Manager, located at 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039, is an indirect wholly-owned subsidiary of  Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity interests of Topco.

B. All references to Kelso & Company, L.P. or Estancia Capital Management, LLC are deleted from each Fund’s prospectus.

II. All Funds, Except the Outstanding Funds

A. The information below replaces the paragraph contained in the section of each Fund’s prospectus entitled “Fund Management – The Manager” pertaining to securities lending fees:

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. The SEC has granted exemptive relief that permits a Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

III. American Beacon AHL Multi-Alternatives Fund, American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund, American Beacon TwentyFour Sustainable Short Term Bond Fund, American Beacon SiM High Yield Opportunities Fund, American Beacon The London Company Income Equity Fund, and American Beacon FEAC Floating Rate Income Fund

A. The second and third paragraphs contained in the section of each Fund’s prospectus entitled “Fund Management – The Manager” are deleted.

IV. American Beacon AHL Multi-Alternatives Fund

A. The information below replaces the tenth paragraph contained in the section of the Fund’s prospectus entitled “Fund Management – The Manager”:

A discussion of the Board’s consideration and approval of (1) the prior Management Agreement between the Fund and the Manager, and the prior Investment Advisory Agreement among the Trust, on behalf of the Fund, the sub-advisor and the Manager, which were in effect prior to the change in control of the Manager on December 29, 2023, and (2) the new Management Agreement and new Investment Advisory Agreement that went into effect upon the change in control of the Manager, will be available in the Fund’s Annual Shareholder Report for the fiscal year ended December 31, 2023.

B. The sixth paragraph contained in the section of the Fund’s prospectus entitled “Fund Management – The Sub-Advisor” is deleted.

V. American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund, and American Beacon TwentyFour Sustainable Short Term Bond Fund

A. The information below replaces the eighth paragraph contained in the section of each Fund’s prospectus entitled “Fund Management – The Manager”:

A discussion of the Board’s consideration and approval of the prior Management Agreement between a Fund and the Manager and a prior Investment Advisory Agreement among the Trust, on behalf of a Fund, a  sub-advisor and the Manager, which were in effect prior to the change in control of the Manager on December 29, 2023, is available in a Fund’s Annual Shareholder Report for the fiscal year ended June 30, 2023. A discussion of the Board’s consideration and approval of the new Management Agreement and a new Investment Advisory Agreement that went into effect upon the change in control of the Manager, and/or any interim Management Agreement or interim Investment Advisory Agreements for a Fund in connection with the change in control of the Manager, will be included in a Fund’s Semi-Annual Shareholder Report for the period ended December 31, 2023.

VI. American Beacon SiM High Yield Opportunities Fund and American Beacon The London Company Income Equity Fund

A. The information below replaces the eighth paragraph contained in the section of each Fund’s prospectus entitled “Fund Management - The Manager”:

A discussion of the Board’s consideration and approval of (1) the prior Management Agreement between a Fund and the Manager and a prior Investment Advisory Agreement among the Trust, on behalf of a Fund, a  sub-advisor and the Manager, which were in effect prior to the change in control of the Manager on December 29, 2023, and (2) the new Management Agreement and a new Investment Advisory Agreement that went into effect upon the change in control of the Manager is available in a Fund’s Annual Shareholder Report for the fiscal year ended August 31, 2023.

VII. American Beacon FEAC Floating Rate Income Fund

A. The information below replaces the eighth paragraph contained in the section of the Fund’s prospectus entitled “Fund Management - The Manager”:

A discussion of the Board’s consideration and approval of the prior Management Agreement between the Fund and the Manager, which was in effect prior to the change in control of the Manager on December 29, 2023, and the new Management Agreement and new Investment Advisory Agreement that went into effect upon the change in control of the Manager is available in the Fund’s Annual Shareholder Report for the fiscal year ended August 31, 2023. A discussion of the Board’s consideration and approval of the prior Investment Advisory Agreement between the Trust, on behalf of the Fund, the sub-advisor and the Manager, is available in the Fund’s Semi-Annual Shareholder Report for the period ended February 28, 2023.

VIII. American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund and American Beacon SSI Alternative Income Fund

A. The information below replaces the second and eighth paragraphs, respectively, contained in the section of the Funds’ prospectus entitled “Fund Management – The Sub-Advisors.”

Shapiro Capital Management LLC  (“Shapiro’’), 3060 Peachtree Rd NW #1555, Atlanta, GA 30305, is a professional investment advisory firm founded in 1990.   As of September 30, 2023, Shapiro had assets under management totaling approximately $3.5 billion. Shapiro is an indirect majority-owned subsidiary of Topco, which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms.

SSI Investment Management LLC (“SSI”), 2121 Avenue of the Stars, Suite 2050, Los Angeles, CA 90067, is a registered investment advisor and serves as the sub-advisor to the American Beacon SSI Alternative Income Fund. SSI is a Delaware limited liability company, and the successor to SSI Investment Management Inc., which registered with the SEC as an investment adviser in January 1975. As of September 30, 2023, SSI had approximately $1.87 billion of total assets under management. SSI is an indirect majority-owned subsidiary of Topco, which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms.

IX. American Beacon NIS Core Plus Bond Fund

A. The information below replaces the second paragraph contained in the section of the Fund’s prospectus entitled “Fund Management – The Sub-Advisor.”

National Investment Services of America, LLC (“National Investment Services”), located at 777 E. Wisconsin Avenue, Suite 2350, Milwaukee, WI 53202, is a registered investment adviser, and was founded in 1993. National Investment Services is an indirect majority-owned subsidiary of Topco, which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms.

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